Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 107,667	$ 1,472.0	₨ 96,803
Less: Accumulated depreciation	11,966	163.6	9,246
Less: Accumulated impairment	657	9.0
Property plant and equipment, subtotal	95,044	1,299.4	87,557
Property plant and equipment, net	108,847	1,488.2	95,993
Plant and Machinery (Solar Power Plants) [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 101,331	1,385.4	90,995
Plant and Machinery (Solar Power Plants) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Plant and Machinery (Solar Power Plants) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	35 years
Leasehold Improvements - Solar Power Plant [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 5,970	81.6	5,483
Leasehold Improvements - Solar Power Plant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Leasehold Improvements - Solar Power Plant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	35 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 13	0.2	12
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 72	1.0	69
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 38	0.5	27
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	1 year
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Property plant and equipment, gross	₨ 96	1.3	91
Leasehold Improvements - Office [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 147	2.0	126
Leasehold Improvements - Office [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	1 year
Leasehold Improvements - Office [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Freehold Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 3,193	43.7	2,910
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 10,610	$ 145.1	₨ 5,526